ACCRUED EXPENSES	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 5 – ACCRUED EXPENSES

Accrued expenses consist of the following:

	June 30,
	2025	2024
Warranty liability	$3,377,000	$3,018,000
Lawsuit settlements liability	2,175,000	–
Payroll and bonus accrual	1,024,000	471,000
PTO accrual	482,000	437,000
	$7,058,000	$3,926,000